COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 19, 2021	Jul. 13, 2019	Jul. 16, 2015	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 03, 2020
Loss Contingencies [Line Items]
Salary and wage				$ 330,221	$ 517,192	$ 2,147,967	$ 2,084,430	$ 2,887,309	$ 915,210
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						26,664		102,166	89,333
Shares Issued, Price Per Share										$ 18.75
Royalties percentage						10.00%		10.00%
Consideration payment on legal matters			$ 9,450,000
DuraGraft [Member]
Loss Contingencies [Line Items]
Sale of asset percentage						15.00%		15.00%
DuraGraft [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Net proceeds from sale of asset						$ 20,000,000		$ 20,000,000
UNITED STATES | First 50,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						5.00%		5.00%
UNITED STATES | 50,000,001 up to 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						4.00%		4.00%
UNITED STATES | Over 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						2.00%		2.00%
Non-US [Member] | First 50,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						6.00%		6.00%
Non-US [Member] | 50,000,001 up to 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						4.00%		4.00%
Non-US [Member] | Over 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						2.00%		2.00%
July 13, 2022 [Member]
Loss Contingencies [Line Items]
Salary and wage		$ 30,000
July 13, 2021 [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		16,666
Shares Issued, Price Per Share		$ 22.50
Campbell [Member]
Loss Contingencies [Line Items]
Damages sought, value	$ 30,000
Harmon [Member]
Loss Contingencies [Line Items]
Damages sought, value	$ 50,000